Appendix I. Associate companies (equity-accounted companies) (million euro) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Disclosure of significant investments in associates by segment and country [Table Text Block]

Entity	Type	Parent	% Owner.	V. Eq. Method	Assets.	Liab.	Reven.	Results	Audit
CONSTRUCTION
CANADA
Ontario Transit Group Inc.		Ontario Transit FCCI (Hold Co) Inc.	50.0%	0	1,046	1,078	409	0
SPAIN
Via Olmedo Pedralba, S.A.		Ferrovial Construccion, S.A.	7.2%	1	5	2	5	0	3
Boremer, S.A.		Cadagua, S.A.	50.0%	1	2	1	0	0	2
UNITED STATES
Pepper Lawson Horizon Intl. Group		Webber Commercial Construction LLC	70.0%	0	0	0	1	0	1
ConnectedWorks, LLC		Ferrovial Contruction US Holding Corp.	40.0%	0	0	0	0	0
POLAND
Promos Sp. z o.o.		Budimex SA	26.3%	1	3	1	3	0	0
TOLL ROADS
AUSTRALIA
Nexus Infrastructure Holdings Unit Trust	P	Cintra Toowoomba Ltd	40.0%	3	18	0	0	0
Nexus Infrastructure Unit Trust	P	Nexus Infrastructure Holdings Unit Trust	100.0%	10	37	16	37	3
Nexus Infrastructure Holdings PTY Ltd	P	Cintra Toowoomba Ltd	40.0%	0	0	0	0	0
Nexus Infrastructure PTY Ltd	P	Nexus Infrastructure Holdings PTY Ltd	100.0%	0	0	0	0	0
Netflow Osars (Western) GP	P	Cintra Osars (Western) Unit Trust	50.0%	38	151	74	25	3
SPAIN
Bip & Drive, S.A.	P	Cintra Infraestructuras España, S.L.	25.0%	6	38	13	18	4
Empresa Mant. y Explotación M30, S.A.		Ferrovial Construccion, S.A.	50.0%	(34)	238	238	37	10	5
Madrid Calle 30, S.A.	P	Empresa Mant. y Explotación M30, S.A.	20.0%	56	730	169	158	68	8
CANADA
407 International Inc	P	Cintra 4352238 Investment Inc.	43.2%	778	3,866	8,029	1,151	467	1
COLOMBIA
Concesionaria Ruta del Cacao S.A.S.	P	Cintra Infraestructuras Colombia S.A.S.	30.0%	27	736	644	139	22	2
INDIA
IRB Infrastructure Developers Limited	P	Cintra INR Investments B.V.	19.9%	315	5,025	3,463	894	50	5
IRB Infrastructure Trust	P	IRB Infrastructure Developers Limited	51.0%	704	4,800	3,107	243	(24)
		Cintra INVIT Investments B.V.	24.0%	0	0	0	0	0
MMK Toll Road Private Limited	P	IRB Infrastructure Developers Limited	51.0%	0	1	0	0	0
		Cintra IM Investments B.V.	24.0%	0	0	0	0	0
UNITED KINGDOM
Zero Bypass Holdings Ltd	P	Cintra Slovakia Ltd	35.0%	0	0	0	0	0
Zero Bypass Ltd	P	Zero Bypass Holdings Ltd	100.0%	13	944	908	36	3
RiverLinx Holdings Ltd		Cintra Silvertown Ltd	22.5%	0	0	0	0	0
RiverLinx Ltd	P	RiverLinx Holdings Ltd	100.0%	65	1,820	1,528	204	7
PERU
Sociedad Concesionaria Anillo Vial, S.A.	P	Cintra Infraestructuras Perú, S.A.C	35.0%	14	0	0	0	0
AIRPORTS
QATAR
FMM Company LLC		Ferrovial Airports FMM B.V.	49.0%	18	78	38	109	14
UNITED STATES
JFK NTO SPONSOR AGGREGATOR LLC.	P	MARS NTO LLC	51.0%	1,006	10,436	8,547	68	7	1
Total equity-accounted continuing operations				3,023